Loans Receivable, Net	12 Months Ended
Dec. 31, 2015
Loans Receivable, Net

10. Loans Receivable, Net

Loans receivable as of December 31, 2014 and 2015 consist of the following:

	2014	2015	2015
	RMB	RMB	US$
Loans receivable:
-Within credit term	44,180,000	133,444,399	20,600,266
-Past due	—	—	—
Total loans receivable	44,180,000	133,444,399	20,600,266
Allowance for loan losses	(1,166,800)	(1,334,502)	(206,012)
Loans receivable, net	43,013,200	132,109,897	20,394,254

The loan interest rate ranging between 5%-14.4% for the years ended December 31, 2015. All loans are short-term loans and secured by collateral.

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2014 and 2015.

	RMB	US$
Loans receivable—December 31, 2013	939,500	145,034
Provisions	1,545,300	238,553
Reversal of allowance provided	(1,318,000)	(203,464)
Charge-offs	—	—
Loans receivable—December 31, 2014	1,166,800	180,123
Provisions	1,225,597	189,200
Reversal of allowance provided	(1,057,895)	(163,311)
Charge-offs	—	—
Loans receivable—December 31, 2015	1,334,502	206,012